Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
617-951-7000
f 617-951-7050
May 20, 2011
Sarah Clinton
617- 951-7375
sarah.clinton@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:      GMO Trust (File No. 811-04347)
Ladies and Gentlemen:
Transmitted herewith for filing by means of electronic submission on behalf of GMO Trust (the “Trust”) pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), (2) Form N-1A, and (3) Regulation S-T, is Amendment No. 183 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 183”), including (i) the private placement memoranda for GMO Benchmark-Free Fund, a series of the Trust (the “Fund”); (ii) the statement of additional information for the Fund; (iii) other information and the signature page; and (iv) exhibits relating to the Fund.
Amendment No. 183 is being filed for the purpose of adding the Fund as a new series of the Trust. It is intended that this Amendment No. 183 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.
The Fund constitutes one of sixty-four series of the Trust. The other series of the Trust are offered through separate prospectuses or private placement memoranda and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.
If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at 617-951-7375.
Very truly yours,
/s/ Sarah Clinton
Sarah Clinton
Enclosures